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                           COMMONWEALTH CAPITAL CORP.
                           2 Christy Drive, Suite 200
                              Chadds Ford, PA 19317


VIA EDGAR AND FEDERAL EXPRESS

January 30, 2007

Ms. Pamela Long
United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C.  20549-7010

RE: COMMONWEALTH INCOME & GROWTH FUND VI
    PRE-EFFECTIVE AMENDMENT NO. 5 TO REGISTRATION STATEMENT ON FORM S-1 FILE NO. 333-131736

Dear Ms. Long:

         On behalf of Commonwealth Income & Growth Fund VI (the "Company" and the registrant with respect to above referenced filing), we are filing today Pre-Effective Amendment Number 5 to the Registration Statement on Form S-1, File No. 333-131736, pursuant to Rules 470 and 472 of Regulation C and Regulation S-T. One clean and four marked courtesy copies showing the changes made to the previous amendment have been delivered by overnight courier to the attention of Brigitte Lippmann of the Commission Staff.

         The following are the Company's responses to the comments included in your letter dated January 9, 2007 regarding the above-captioned filing. For ease of reference, each question has been restated above the related response. Following the resolution with the staff of the comments set forth below, the Company intends to seek acceleration of effectiveness of the registration statement pursuant to Rule 461 of Regulation C. In that regard, the Company and Commonwealth Capital Securities Corp. hereby affirm that each is aware of its obligations under the Securities Act of 1933, as amended.

GENERAL

1. PLEASE SUBMIT AS CORRESPONDENCE ON EDGAR YOUR PREVIOUS LETTERS WITH THE MISSING SALES MATERIAL ATTACHED.

         As discussed and approved by telephone with the Commission Staff, we are attaching to this letter hard copies of all prior versions of the sales materials and cover letters, which will be scanned by the Staff for electronic storage.
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RISK FACTORS, PAGE 10

OUR SPONSOR, COMMONWEALTH CAPITAL CORP., DEPENDS UPON...PAGE 16

2. PLEASE DISCLOSE WHETHER THE NOTE IS CURRENTLY COLLECTIBLE SINCE YOU STATE "THE COLLECTIBILITY OF THE NOTE IS DEPENDENT IN PART UPON THE PROFITABILITY OF THE PRIOR PROGRAMS, AS WELL AS CIGF6, AND IN PART ON THE NET WORTH OF KIMBERLY SPRINGSTEEN."

         The Note is collectible, and Ms. Springsteen has attested to the Company regarding her net worth and ability to make payment on the note if a demand for payment should be made. The risk factor on page 16 has been revised to state: "While the Company believes the note to be collectible on demand based upon the representations of Ms. Springsteen and the performance of the sponsor's prior programs, the continued collectibility of the note is dependent in part..."

3. PLEASE FILE THE PROMISSORY NOTES AS EXHIBITS.

         The promissory notes (i) from Commonwealth of Delaware, Inc. to the General Partner and (ii) from Kimberly Springsteen (formerly, Kimberly MacDougal) and George Springsteen to Commonwealth of Delaware, Inc., have been filed with the registration statement as Exhibits 10.3 and 10.4, respectively.

COMPENSATION TO THE GENERAL PARTNER AND AFFILIATES, PAGE 34

4. PLEASE UPDATE THE DISCLOSURE THAT THE ORGANIZATIONAL AND OFFERING EXPENSES WILL BE APPROXIMATELY $300,000, RATHER THAN DELETING IT, OR EXPLAIN WHY YOU HAVE DELETED THIS LANGUAGE.

         The deleted sentence was removed due to the $300,000 figure being inaccurate and the redundancy of the sentence. Because the minimum and maximum organizational fee is presented in the table, the Company deemed the sentence to be redundant. Nevertheless, the sentence has been reinserted and revised to read: "It is anticipated that the organizational and offering expenses, which include legal, accounting and printing expenses, various registration and filing fees, miscellaneous expenses related to the organization and formation of CIGF6, other costs of registration and costs incurred in connection with the preparation, printing and distribution of this prospectus and related sales literature will be as high as $1,830,850, of which the general partner will pay up to $1,250,000 out of its organizational fee. Any costs above $1,250,000 will be paid by CIGF6 out of offering proceeds." Further, the sentence stating that the general partner will pay all offering expenses has been deleted. Because the table is designed to reflect the amount of the Organizational Fee, as an item of compensation to the general partner, the maximum amount reflected in the far right column remains unchanged, as it represents the maximum amount of the fee.
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PLAN OF DISTRIBUTION, PAGE 72

5. WE NOTE YOUR REVISIONS INDICATING THAT IN ADDITION TO THE $1 MILLION DEALER MANAGER FEE, CIGF6 WILL INCUR UP TO $1,830,850 IN ADDITIONAL OFFERING EXPENSES. PLEASE CLARIFY THROUGHOUT THE PROSPECTUS, INCLUDING IN THE RISK FACTORS AND THE SALES MATERIALS, THAT THE GENERAL PARTNER AND ITS AFFILIATES WILL DEDUCT THESE ADDITIONAL COSTS FROM PROCEEDS. IN THE RISK FACTOR EXAMPLE ON PAGE 11, INCLUDE THESE EXPENSES IN THE CALCULATIONS SINCE SOME OF THESE EXPENSES RELATE TO SALES INCENTIVES AND PERSONNEL COSTS.

         Updates to the disclosure of costs have been made throughout the prospectus, specifically on the prospectus cover (footnote 2) and pages 9, 12 and 35 to identify the revised estimate of issuer costs and to clarify that such costs will be paid by the issuer from offering proceeds. The risk factor example on page 12 has also been revised. Revisions have also been made to the sales materials, revised copies of which are attached. Specifically, changes have been made to the brochure on pages 2 and 11, and to the slide presentation on slides 6, 9, 12, 15, 16, 18, 21 and 22.

6. PLEASE DESCRIBE IN GREATER DETAIL WHAT COMPRISES SEMINAR ATTENDANCE, SALES INCENTIVES AND PERSONNEL COSTS ON PAGE 74. ALSO DISTINGUISH THESE COSTS FROM THE COSTS YOU HAVE LISTED UNDER THE DEALER MANAGER FEE.

         Additional language has been added to the top of page 74 to explain that the "Expenses of the Offering" listed are different from, and in addition to the items of underwriting compensation that make up the dealer manager fee. The reference to "sales incentives" in footnote 1 on page 74 is no longer accurate, but had referred to non-transaction based incentives (i.e., a bonus pool) for certain employees. All amounts payable as incentives to such employees are now included in the total dollar amount for "Wholesale Salaries" listed on page 73. Therefore footnote 1 has been revised to remove the reference to incentives, and to add a brief discussion detailing what comprises seminar attendance and personnel costs.

         The $560,000 allocated to "seminar attendance" represents the cost to the issuer of educational workshops which are hosted by the Broker/Dealer firms in the offering's selling group, which one or more employees of the sponsor attend (typically one or two persons per meeting). Also included in such total is the cost to the issuer of several employees attending industry meetings throughout the offering period, such as alternative investment conferences, leasing conferences, and the Fall and Spring NASD and SEC conferences.

         With respect to the $260,000 total for "Miscellaneous," this amount reflects the issuer's estimates of the allocable portion of the salaries and expenses related to management and administrative personnel who support the seminar and conference attendance of others through administrative services, oversight, scheduling, preparation of materials, marketing and networking, research, accounting and compliance services. Thus, the reference to "personnel costs" in the footnote remains in place. Also included in the "Miscellaneous" total are expected total escrow account fees.
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EXHIBITS 5 AND 8 - LEGAL OPINIONS

7. SINCE THE LEGAL OPINIONS PREVIOUSLY FILED WERE LIMITED TO THE DATE THEY WERE FILED, THEY ARE STALE AND MUST BE UPDATED. PLEASE FILE THE LEGAL OPINIONS WITH REVISED DATES AND DELETE THE DATE LIMITATION LANGUAGE.

         Revised and updated opinions have been filed as exhibits to the current amendment to the registration statement, as requested.

         If you have any questions regarding this filing, please call me at 610-594-9600. Thank you.

                                Sincerely,

                                Commonwealth Capital Corp.

                                By:      /s/ Richard G. Devlin
                                   --------------------------------------------
                                         Richard G. Devlin
                                         Vice President and General Counsel

cc:  Brigitte Lippman, Esq.
     Kimberly A. Springsteen
     James Pruett